GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 4, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT DVA PLUS PROSPECTUS"

                          -----------------------------

The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually). The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds or Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered or Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                        TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES             1 YEAR              10 YEARS
                            ----------------                     ---------------    -----------------     ----------------
                             WITH       W/O     TOTAL ANNUAL     WITH      W/O       WITH       W/O       WITH        W/O
                              THE       ANY      INVESTMENT       THE      ANY        THE       ANY        THE        ANY
                             RIDER     RIDER      PORTFOLIO      RIDER    RIDER      RIDER     RIDER      RIDER      RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE       CHARGES      CHARGES   CHARGE    CHARGES   CHARGE     CHARGES    CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                      3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
Capital Growth               3.23%      1.79%       1.02%      4.25%      2.81%       $113      $ 98       $441       $314
Capital Guardian Small Cap   3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Core Bond                    3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
Developing World             3.23%      1.79%       1.76%      4.99%      3.55%       $120      $106       $499       $382
Diversified Mid-Cap          3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
Equity Growth-S              3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
Equity Income                3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Equity Opportunity           3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Focus Value-S                3.23%      1.79%       1.06%      4.29%      2.85%       $113      $ 99       $445       $318
Fully Managed                3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Fundamental Growth-S         3.23%      1.79%       1.06%      4.29%      2.85%       $113      $ 99       $445       $318
Global Franchise-S           3.23%      1.79%       1.26%      4.49%      3.05%       $115      $101       $461       $336
Growth                       3.23%      1.79%       1.02%      4.25%      2.81%       $113      $ 98       $441       $314
Hard Assets                  3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
International Enhanced
   EAFE-S                    3.23%      1.79%       1.26%      4.49%      3.05%       $115      $101       $461       $336
International Equity         3.23%      1.79%       1.26%      4.49%      3.05%       $115      $101       $461       $336
Internet Tollkeeper          3.23%      1.79%       1.86%      5.09%      3.65%       $121      $107       $507       $391
Investors                    3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
J.P. Morgan Fleming Small
   Cap Equity-S              3.23%      1.79%       1.16%      4.39%      2.95%       $114      $100       $453       $327
Janus Growth and Income      3.23%      1.79%       1.11%      4.34%      2.90%       $114      $ 99       $449       $322
Large Cap Value              3.23%      1.79%       1.01%      4.24%      2.80%       $113      $ 98       $440       $313
Limited Maturity Bond        2.84%      1.79%       0.54%      3.38%      2.33%       $104      $ 94       $362       $267
Liquid Asset                 2.84%      1.79%       0.54%      3.38%      2.33%       $104      $ 94       $362       $267
Managed Global               3.23%      1.79%       1.26%      4.49%      3.05%       $115      $101       $461       $336
Mid-Cap Growth               3.23%      1.79%       0.89%      4.12%      2.68%       $111      $ 97       $431       $301
Real Estate                  3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Research                     3.23%      1.79%       0.89%      4.12%      2.68%       $111      $ 97       $431       $301
Special Situations           3.23%      1.79%       1.11%      4.34%      2.90%       $114      $ 99       $449       $322
Strategic Equity             3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Total Return                 3.23%      1.79%       0.89%      4.12%      2.68%       $111      $ 97       $431       $301
Value Equity                 3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307
Van Kampen Growth and
   Income                    3.23%      1.79%       0.95%      4.18%      2.74%       $112      $ 98       $436       $307

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic
   Trends Fund               3.23%      1.79%       1.45%      4.68%      3.24%       $117      $103       $476       $354

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP
   Equity-Income             3.23%      1.79%       0.84%      4.07%      2.63%       $111      $ 97       $426       $296
   Portfolio -S2
Fidelity VIP Growth
   Portfolio -S2             3.23%      1.79%       0.93%      4.16%      2.72%       $112      $ 98       $434       $305

ING GET FUND
ING GET                      3.73%      2.29%       1.00%      4.73%      3.29%       $117      $103       N/A        N/A

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth      3.23%      1.79%       1.23%      4.46%      3.02%       $115      $100       $458       $334

ING VP BOND PORTFOLIO
ING VP Bond Portfolio -S     3.23%      1.79%       0.75%      3.98%      2.54%       $110      $ 96       $419       $288

ING VARIABLE PRODUCTS TRUST
ING VP Growth
   Opportunities (S)         3.23%      1.79%       1.10%      4.33%      2.89%       $113      $ 99       $448       $334
ING VP MagnaCap  (S)         3.23%      1.79%       1.10%      4.33%      2.89%       $113      $ 99       $448       $321
ING VP SmallCap
   Opportunities (S)         3.23%      1.79%       1.10%      4.33%      2.89%       $113      $ 99       $448       $321

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
   Financial Services Fund   3.23%      1.79%       1.07%      4.30%      2.86%       $113      $ 99       $445       $319
INVESCO VIF-
   Health Sciences Fund      3.23%      1.79%       1.06%      4.29%      2.85%       $113      $ 99       $445       $318
INVESCO VIF-
   Leisure Fund              3.23%      1.79%       1.39%      4.62%      3.18%       $116      $102       $471       $348
INVESCO VIF-
   Utilities Fund            3.23%      1.79%       1.37%      4.60%      3.16%       $116      $102       $469       $347

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.23%      1.79%       0.75%      3.98%      2.54%       $110      $ 96       $419       $288
PIMCO StocksPLUS Growth
and Income                   3.23%      1.79%       0.65%      3.88%      2.44%       $109      $ 95       $410       $278

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio   3.23%      1.79%       1.04%      4.27%      2.83%       $113      $ 99       $443       $316
Pioneer Mid-Cap Value VCT
Portfolio                    3.23%      1.79%       1.11%      4.34%      2.90%       $114      $ 99       $449       $322

PROFUNDS VP
ProFund VP Bull              3.23%      1.79%       1.98%      5.21%      3.77%       $122      $108       $516       $401
ProFund VP Europe 30         3.23%      1.79%       1.89%      5.12%      3.68%       $121      $107       $509       $393
ProFund VP Small-Cap         3.23%      1.79%       2.25%      5.48%      4.04%       $125      $111       $535       $424

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.23%      1.79%       1.04%      4.27%      2.83%       $113      $ 99       $443       $316
SP Jennison International
   Growth                    3.23%      1.79%       2.26%      5.49%      4.05%       $125      $111       $536       $425
------------------------------------------------------------------------------------------------------------------------------

EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $100,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                             $113              $189             $256              $440
      Capital Growth                                      $113              $189             $257              $441
      Capital Guardian Small Cap                          $112              $187             $253              $436
      Core Bond                                           $113              $189             $256              $440
      Developing World                                    $120              $210             $290              $499
      Diversified Mid-Cap                                 $113              $189             $256              $440
      Equity Growth-S                                     $113              $189             $256              $440
      Equity Income                                       $112              $187             $253              $436
      Equity Opportunity                                  $112              $187             $253              $436
      Focus Value-S                                       $113              $190             $258              $445
      Fully Managed                                       $112              $187             $253              $436
      Fundamental Growth-S                                $113              $190             $258              $445
      Global Franchise-S                                  $115              $196             $267              $461
      Growth                                              $113              $189             $257              $441
      Hard Assets                                         $112              $187             $253              $436
      International Enhanced EAFE-S                       $115              $196             $267              $461
      International Equity                                $115              $196             $267              $461
      Internet Tollkeeper                                 $121              $212             $294              $507
      Investors                                           $113              $189             $256              $440
      J.P. Morgan Fleming Small Cap Equity-S              $114              $193             $263              $453
      Janus Growth and Income                             $114              $191             $261              $449
      Large Cap Value                                     $113              $189             $256              $440
      Limited Maturity Bond                               $104              $164             $215              $362
      Liquid Asset                                        $104              $164             $215              $362
      Managed Global                                      $115              $196             $267              $461
      Mid-Cap Growth                                      $111              $185             $251              $431
      Real Estate                                         $112              $187             $253              $436
      Research                                            $111              $185             $251              $431
      Special Situations                                  $114              $191             $261              $449
      Strategic Equity                                    $112              $187             $253              $436
      Total Return                                        $111              $185             $251              $431
      Value Equity                                        $112              $187             $253              $436
      Van Kampen Growth and Income                        $112              $187             $253              $436

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund               $117              $201             $276              $476

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2            $111              $184             $248              $426
      Fidelity VIP Growth Portfolio -S2                   $112              $186             $252              $434

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                             $115              $195             $266              $458

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                            $110              $181             $244              $419

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                     $113              $191             $260              $448
      ING VP MagnaCap  (S)                                $113              $191             $260              $448
      ING VP SmallCap Opportunities (S)                   $113              $191             $260              $448

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                $113              $190             $259              $445
      INVESCO VIF- Health Sciences Fund                   $113              $190             $258              $445
      INVESCO VIF- Leisure Fund                           $116              $199             $273              $471
      INVESCO VIF- Utilities Fund                         $116              $199             $272              $469

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                    $110              $181             $244              $419
      PIMCO StocksPLUS Growth and Income                  $109              $178             $240              $410

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                          $113              $190             $257              $443
      Pioneer Mid-Cap Value VCT Portfolio                 $114              $191             $261              $449

      PROFUNDS
      ProFund VP Bull                                     $122              $216             $299              $516
      ProFund VP Europe 30                                $121              $213             $295              $509
      ProFund VP Small-Cap                                $125              $223             $311              $535

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                            $113              $190             $257              $443
      SP Jennison International Growth                    $125              $223             $311              $536

      ING GET FUND
      ING GET                                             $117              $202             $278              $479
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                              $43              $129             $216              $440
      Capital Growth                                       $43              $129             $217              $441
      Capital Guardian Small Cap                           $42              $127             $213              $436
      Core Bond                                            $43              $129             $216              $440
      Developing World                                     $50              $150             $250              $499
      Diversified Mid-Cap                                  $43              $129             $216              $440
      Equity Growth-S                                      $43              $129             $216              $440
      Equity Income                                        $42              $127             $213              $436
      Equity Opportunity                                   $42              $127             $213              $436
      Focus Value-S                                        $43              $130             $218              $445
      Fully Managed                                        $42              $127             $213              $436
      Fundamental Growth-S                                 $43              $130             $218              $445
      Global Franchise-S                                   $45              $136             $227              $461
      Growth                                               $43              $129             $217              $441
      Hard Assets                                          $42              $127             $213              $436
      International Enhanced EAFE-S                        $45              $136             $227              $461
      International Equity                                 $45              $136             $227              $461
      Internet Tollkeeper                                  $51              $152             $254              $507
      Investors                                            $43              $129             $216              $440
      J.P. Morgan Fleming Small Cap Equity-S               $44              $133             $223              $453
      Janus Growth and Income                              $44              $131             $221              $449
      Large Cap Value                                      $43              $129             $216              $440
      Limited Maturity Bond                                $34              $104             $175              $362
      Liquid Asset                                         $34              $104             $175              $362
      Managed Global                                       $45              $136             $227              $461
      Mid-Cap Growth                                       $41              $125             $211              $431
      Real Estate                                          $42              $127             $213              $436
      Research                                             $41              $125             $211              $431
      Special Situations                                   $44              $131             $221              $449
      Strategic Equity                                     $42              $127             $213              $436
      Total Return                                         $41              $125             $211              $431
      Value Equity                                         $42              $127             $213              $436
      Van Kampen Growth and Income                         $42              $127             $213              $436

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $47              $141             $236              $476

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $41              $124             $208              $426
      Fidelity VIP Growth Portfolio -S2                    $42              $126             $212              $434

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $45              $135             $226              $458

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $40              $121             $204              $419

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $43              $131             $220              $448
      ING VP MagnaCap  (S)                                 $43              $131             $220              $448
      ING VP SmallCap Opportunities (S)                    $43              $131             $220              $448

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $43              $130             $219              $445
      INVESCO VIF- Health Sciences Fund                    $43              $130             $218              $445
      INVESCO VIF- Leisure Fund                            $46              $139             $233              $471
      INVESCO VIF- Utilities Fund                          $46              $139             $232              $469

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $40              $121             $204              $419
      PIMCO StocksPLUS Growth and Income                   $39              $118             $200              $410

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $43              $130             $217              $443
      Pioneer Mid-Cap Value VCT Portfolio                  $44              $131             $221              $449

      PROFUNDS
      ProFund VP Bull                                      $52              $156             $259              $516
      ProFund VP Europe 30                                 $51              $153             $255              $509
      ProFund VP Small-Cap                                 $55              $163             $271              $535

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $43              $130             $217              $443
      SP Jennison International Growth                     $55              $163             $271              $536

      ING GET FUND
      ING GET                                              $47              $142             $238              $479
      --------------------------------------------------------------------------------------------------------------------











GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125126   DVA Plus                                                     02/04/2003